Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY-VERSUS-PERFORMANCE DISCLOSURE
The Compensation Committee approves and administers our executive compensation program, which it designs to attract, incentivize, reward, and retain our executive officers. Our program aligns executive pay with stockholder interests and links pay to performance through a blend of short-term and long-term performance measures.
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the compensation actually paid to our Named Executive Officers and certain aspects of our financial performance. For further information concerning our pay for performance philosophy and how executive compensation aligns with our performance, please refer to “Compensation Discussion and Analysis” above.
Pay-Versus-Performance Table

Year[1]	Summary Compensation Table Total for PEO[2]	Compensation Actually Paid to PEO[3]	Average Summary Compensation Table Total for Non-PEO Named Executive Officers[2]	Average Compensation Actually Paid to Non- PEO Named Executive Officers[3]	Value of Initial Fixed $100 Investment Based On:		Net Income[6]	Company-Selected Measure: Core Revenue[7]
					Total Stockholder Return[4]	Peer Group Total Stockholder Return[4,5]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$14,377,970	($4,629,120)	$5,689,669	($4,474,346)	$58	$245	($28,878,000)	$1,122,733,000
2023	$17,721,164	$18,224,752	$7,715,493	$7,289,711	$130	$173	($223,725,000)	$944,710,000
2022	$13,929,027	$6,016,600	$35,416,613	$17,964,941	$122	$123	($326,361,000)	$633,365,000
2021	$1,203,500	$88,064,283	$2,481,593	$19,844,278	$203	$142	($98,720,000)	$232,255,000

1
During fiscal years 2021, 2022, 2023, and 2024 our principal executive officer (PEO) was Rene Lacerte. The names of each non-PEO Named Executive Officer included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows:

FY2024	FY2023	FY2022	FY2021
• John Rettig • Rajesh Aji • Loren Padelford	• John Rettig • Rajesh Aji • Bora Chung • Loren Padelford	• John Rettig • Bora Chung • Thomas Clayton • Mark Lenhard • Blake Murray	• John Rettig • Rajesh Aji • Bora Chung • Thomas Clayton

2
The dollar amounts reported in columns (b) and (d) are the amounts reported for our PEO and the average of our non-PEO Named Executive officers, respectively, for each corresponding year in the “Total” column in the Summary Compensation Table.

3
The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” to our PEO and non-PEO Named Executive Officers in each respective year. The dollar amounts do not reflect the actual amount of compensation earned or received during the applicable fiscal year. There are no material differences to the assumptions used to compute the valuation of the equity awards for calculation the “compensation actually paid” from the assumptions used to compute the valuation of such equity awards as of the grant date. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation of our PEO and non-PEO Named Executive Officers for fiscal 2024 to determine the “compensation actually paid” to each such period.

Prior FYE Current FYE Fiscal Year	PEO 6/30/2023 6/30/2024 2024
SCT Total	$14,377,970
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	$0
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($13,180,642)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$3,495,387
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($5,170,288)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$662,910
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($4,814,458)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0
Compensation Actually Paid	($4,629,120)

Prior FYE Current FYE Fiscal Year	NEO 6/30/2023 6/30/2024 2024
SCT Total	$5,689,669
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	$0
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($4,961,616)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,041,918
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($2,847,072)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$202,341
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($1,240,826)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($2,358,759)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0
Compensation Actually Paid	($4,474,346)

4
Company and Peer Group total stockholder return shown in columns (f) and (g) is calculated assuming that a $100 investment was made on the close of trading on June 30, 2020 and reinvesting all dividends until the last day of each reported fiscal year.

5	The peer group used is the S&P 500 Information Technology Index, as used in the performance graph shown in our annual report.
6	The dollar amounts reported in column (h) represent the amount of net income (loss) reflected in our audited financial statements for each covered fiscal year.
7
The company-selected metric is Core Revenue. Core Revenue growth continues to be viewed as a key metric of our business performance and aligned with long term stockholder value creation as reflected in its use in our Fiscal 2024 Bonus Program and fiscal 2024 financial PSU awards. We define Core Revenue as revenue generated by subscription and transaction fees.

Company Selected Measure Name	Core Revenue
Named Executive Officers, Footnote
1
During fiscal years 2021, 2022, 2023, and 2024 our principal executive officer (PEO) was Rene Lacerte. The names of each non-PEO Named Executive Officer included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows:

FY2024	FY2023	FY2022	FY2021
• John Rettig • Rajesh Aji • Loren Padelford	• John Rettig • Rajesh Aji • Bora Chung • Loren Padelford	• John Rettig • Bora Chung • Thomas Clayton • Mark Lenhard • Blake Murray	• John Rettig • Rajesh Aji • Bora Chung • Thomas Clayton

Peer Group Issuers, Footnote
5	The peer group used is the S&P 500 Information Technology Index, as used in the performance graph shown in our annual report.

PEO Total Compensation Amount	$ 14,377,970	$ 17,721,164	$ 13,929,027	$ 1,203,500
PEO Actually Paid Compensation Amount	$ (4,629,120)	18,224,752	6,016,600	88,064,283
Adjustment To PEO Compensation, Footnote
3
The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” to our PEO and non-PEO Named Executive Officers in each respective year. The dollar amounts do not reflect the actual amount of compensation earned or received during the applicable fiscal year. There are no material differences to the assumptions used to compute the valuation of the equity awards for calculation the “compensation actually paid” from the assumptions used to compute the valuation of such equity awards as of the grant date. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation of our PEO and non-PEO Named Executive Officers for fiscal 2024 to determine the “compensation actually paid” to each such period.

Prior FYE Current FYE Fiscal Year	PEO 6/30/2023 6/30/2024 2024
SCT Total	$14,377,970
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	$0
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($13,180,642)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$3,495,387
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($5,170,288)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$662,910
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($4,814,458)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0
Compensation Actually Paid	($4,629,120)

Non-PEO NEO Average Total Compensation Amount	$ 5,689,669	7,715,493	35,416,613	2,481,593
Non-PEO NEO Average Compensation Actually Paid Amount	$ (4,474,346)	7,289,711	17,964,941	19,844,278
Adjustment to Non-PEO NEO Compensation Footnote
3
The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” to our PEO and non-PEO Named Executive Officers in each respective year. The dollar amounts do not reflect the actual amount of compensation earned or received during the applicable fiscal year. There are no material differences to the assumptions used to compute the valuation of the equity awards for calculation the “compensation actually paid” from the assumptions used to compute the valuation of such equity awards as of the grant date. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation of our PEO and non-PEO Named Executive Officers for fiscal 2024 to determine the “compensation actually paid” to each such period.

Prior FYE Current FYE Fiscal Year	NEO 6/30/2023 6/30/2024 2024
SCT Total	$5,689,669
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	$0
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($4,961,616)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,041,918
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($2,847,072)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$202,341
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($1,240,826)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($2,358,759)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0
Compensation Actually Paid	($4,474,346)

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Company TSR and Peer Group TSR The following chart illustrates the relationship between our Compensation Actually Paid and TSR.
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income The following chart illustrates the relationship between our Compensation Actually Paid and Net Income.
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Revenue The following chart illustrates the relationship between our Compensation Actually Paid and Core Revenue.
Total Shareholder Return Vs Peer Group	Compensation Actually Paid and Company TSR and Peer Group TSR The following chart illustrates the relationship between our Compensation Actually Paid and TSR.
Tabular List, Table
Financial Performance Measures
The financial performance measures listed below (unranked) represent all of the financial performance measures that we consider to have been the most important in linking “compensation actually paid” to our Named Executive Officers to company performance in fiscal 2024:
•	Core Revenue
•	EBITDA Less Float
•	Relative Total Stockholder Return; and
•	Non-GAAP Net Income

Total Shareholder Return Amount	$ 58	130	122	203
Peer Group Total Shareholder Return Amount	245	173	123	142
Net Income (Loss)	$ (28,878,000)	$ (223,725,000)	$ (326,361,000)	$ (98,720,000)
Company Selected Measure Amount	1,122,733,000	944,710,000	633,365,000	232,255,000
PEO Name	Rene Lacerte	Rene Lacerte	Rene Lacerte	Rene Lacerte
Measure:: 1
Pay vs Performance Disclosure
Name	Core Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA Less Float
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP Net Income
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,180,642)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,495,387
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,170,288)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	662,910
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,814,458)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,961,616)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,041,918
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,847,072)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	202,341
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,240,826)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,358,759)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0